Equity Incentive Plan - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of shares granted during the year	$ 8,686	$ 14,696	$ 10,663
Total fair value of shares vested	12,493	14,556	7,462
Total compensation cost	$ 12,229	$ 10,042	$ 8,774
Expected weighted average recognition period of share based compensation awards	1 year 6 months
2006 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares reserved for issuance	91,402
2015 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares reserved for issuance	5,091,402
Additional common shares	5,000,000